16. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Schedule of percentage of the company's equity interest
	Control	2020	2019
Hidrelétrica Cachoeirão	Jointly-controlled	53	54
Guanhães Energia	Jointly-controlled	131	131
Hidrelétrica Pipoca	Jointly-controlled	36	31
Retiro Baixo	Jointly-controlled	195	180
Aliança Norte (Belo Monte plant)	Jointly-controlled	631	671
Amazônia Energia (Belo Monte plant)	Jointly-controlled	965	1,028
Madeira Energia (Santo Antônio plant)	Affiliated	209	167
FIP Melbourne (Santo Antônio plant)	Affiliated	158	385
Lightger	Jointly-controlled	131	128
Baguari Energia	Jointly-controlled	159	157
Aliança Geração	Jointly-controlled	1,167	1,192
Taesa	Jointly-controlled	1,467	1,213
Ativas Data Center	Affiliated	17	16
UFV Janaúba Geração de Energia Elétrica Distribuída	Jointly-controlled	10	10
UFV Manga Geração de Energia Elétrica Distribuída	Jointly-controlled	11	—
UFV Corinto Geração de Energia Elétrica S.A.	Jointly-controlled	10	—
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	Jointly-controlled	6	—
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	Jointly-controlled	15	—
UFV Lontra Geração de Energia Elétrica Distribuída	Jointly-controlled	17	—
UFV Mato Verde Geração de Energia Elétrica Distribuída	Jointly-controlled	6	—
UFV Mirabela Geração de Energia Elétrica Distribuída	Jointly-controlled	4	—
UFV Porteirinha I Geração de Energia Elétrica Distribuída	Jointly-controlled	6	—
UFV Porteirinha II Geração de Energia Elétrica Distribuída	Jointly-controlled	7	—
Companhia de Transmissão Centroeste de Minas	Subsidiary	—	24
Axxiom Soluções Tecnológicas	Jointly-controlled	4	13
Total of investments		5,415	5,400
Itaocara – equity deficit (1)	Jointly-controlled	(30)	(22)
Total		5,385	5,378
(1)	On December 31, 2020 and 2019, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations, in the amount of R$30 (R$22 on December 31, 2019), resulting from contractual obligations assumed with the jointly-controlled entity and the other shareholders.

Schedule of allocation of acquisition price of jointly-controlled subsidiaries, a valuation was made of intangible assets relating to right to operate regulated activity

Changes in these assets are as follows:

Investees	2017	Additions	Amortization	Written off	2018	Amortization	2019	Amortization	2020
Retiro Baixo	28	6	(2)	—	32	(1)	31	(1)	30
Central Eólica Praias de Parajuru (1)	17	—	(2)	(15)	—	—	—	—	—
Central Eólica Volta do Rio (1)	11	—	(1)	(10)	—	—	—	—	—
Central Eólica Praias de Morgado (1)	24	—	(2)	(22)	—	—	—	—	—
Madeira Energia (Santo Antônio plant)	151	—	(6)	(127)	18	(1)	17	(1)	16
Lightger	—	84	—	—	84	(3)	81	(3)	78
Aliança Geração	403	—	(25)	—	378	(25)	353	(25)	328
Aliança Norte (Belo Monte plant)	55	—	(2)	—	53	(2)	51	(2)	49
Taesa	189	—	(9)	—	180	(9)	171	(8)	163
Light	186	—	(20)	(166)	—	—	—	—	—
RME	44	20	(5)	(59)	—	—	—	—	—
Total	1,108	110	(74)	(399)	745	(41)	704	(40)	664
(1)	As from 2018 the investees Central Eólica Praias de Parajuru and Central Eólica Volta do Rio are being consolidated.

Schedule of changes in investments in subsidiaries jointly controlled entities and affiliates
Investee	2019	Gain (loss) by equity method (Income statement) (3)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Others	Disposals	2020
Companhia de Transmissão Centroeste de Minas	24	—	37	—	45	14	(120)	—
Hidrelétrica Cachoeirão	54	9	—	(10)	—	—	—	53
Guanhães Energia (1)	131	—	—	—	—	—	—	131
Hidrelétrica Pipoca	31	11	—	(6)	—	—	—	36
Madeira Energia (Santo Antônio plant)	167	42	—	—	—	—	—	209
FIP Melbourne (Santo Antônio plant)	385	(227)	—	—	—	—	—	158
Lightger (1)	128	10	—	(7)	—	—	—	131
Baguari Energia	157	23	—	(21)	—	—	—	159
Amazônia Energia (Belo Monte plant)	1,028	(63)	—	—	—	—	—	965
Aliança Norte (Belo Monte plant)	671	(40)	—	—	—	—	—	631
Ativas Data Center	16	1	—	—	—	—	—	17
Taesa	1,213	494	—	(240)	—	—	—	1,467
Aliança Geração	1,192	89	—	(114)	—	—	—	1,167
Retiro Baixo	180	15	—	—	—	—	—	195
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	—	(1)	—	—	—	10
UFV Corinto Geração de Energia Elétrica Distribuída	—	1	—	—	9	—	—	10
UFV Manga Geração de Energia Elétrica Distribuída	—	1	—	—	10	—	—	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	—	3	—	—	12	—	—	15
UFV Lontra Geração de Energia Elétrica Distribuída	—	3	—	—	14	—	—	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	—	1	—	—	5	—	—	6
UFV Mirabela Geração de Energia Elétrica Distribuída	—	—	—	—	5	(1)	—	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	—	1	—	—	6	—	—	7
Axxiom Soluções Tecnológicas (1)	13	(9)	—	—	—	—	—	4
Total of investments	5,400	366	37	(399)	118	13	(120)	5,415
Itaocara – equity déficit (2)	(22)	(9)	—	—	1	—	—	(30)
Total	5,378	357	37	(399)	119	13	(120)	5,385

(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly-controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 33.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
(3)	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.

Investee	2018	Gain (loss) by equity method (Income statement)	Remeasurement of equity interest held in subsidiaries after loss of control	Dividends	Additions / acquisitions	Others	2019
Companhia de Transmissão Centroeste de Minas	20	4	—	—	—	—	24
Axxiom Soluções Tecnológicas	—	—	4	—	9	—	13
Lightger	—	—	128	—	—	—	128
Guanhães Energia	—	—	131	—	—	—	131
Usina Hidrelétrica Itaocara S.A.	—	(50)	5	—	23	22	—
Hidrelétrica Pipoca	31	4	—	(4)	—	—	31
Madeira Energia (Santo Antônio plant)	270	(103)	—	—	—	—	167
FIP Melbourne (Santo Antônio plant)	470	(85)	—	—	—	—	385
Hidrelétrica Cachoeirão	49	11	—	(6)	—	—	54
Baguari Energia	162	22	—	(27)	—	—	157
Amazônia Energia (Belo Monte plant)	1,013	15	—	—	—	—	1,028
Aliança Norte (Belo Monte plant)	664	6	—	—	1	—	671
Ativas Data Center	16	—	—	—	—	—	16
Taesa	1,143	210	—	(141)	—	1	1,213
Aliança Geração	1,217	78	—	(103)	—	—	1,192
Retiro Baixo	171	12	—	(3)	—	—	180
UFV Janaúba Geração de Energia Elétrica Distribuída	9	1	—	—	—	—	10
Total of investments	5,235	125	268	(284)	33	23	5,400
Itaocara – equity deficit	—	—	—	—	—	(22)	(22)
Total	5,235	125	268	(284)	33	1	5,378
(1)	With the cessation of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly-controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.

Investee	2017	Gain (loss) by equity method (Income statement)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Disposals	Reclassification to held for sale	Others	2018
Companhia de Transmissão Centroeste de Minas	21	5	—	(6)	—	—	—	—	20
Light (1)	1,534	19	(231)	(8)	—	—	(1,255)	(59)	—
RME (1)	383	3	(52)	(1)	104	—	(326)	(111)	—
Axxiom Soluções Tecnológicas (1)	12	(7)	—	—	—	—	(4)	(1)	—
Lightger (1)	41	3	84	(2)	—	—	(126)	—	—
Guanhães Energia (1)	25	30	—	—	57	—	(112)	—	—
Usina Hidrelétrica Itaocara S.A. (!)	4	(4)	—	—	5	—	(5)	—	—
Hidrelétrica Pipoca	26	7	—	(2)	—	—	—	—	31
Madeira Energia (Santo Antônio plant) (2) (4)	535	(163)	—	—	25	—	—	(127)	270
FIP Melbourne (Santo Antônio plant) (4)	582	(139)	—	—	27	—	—	—	470
Hidrelétrica Cachoeirão	58	10	—	(19)	—	—	—	—	49
Baguari Energia	148	28	—	(15)	—	—	—	1	162
Central Eólica Praias de Parajuru (3)	60	(6)	21	—	74	(3)	—	(146)	—
Central Eólica Volta do Rio (3)	68	(16)	59	—	92	(22)	—	(181)	—
Central Eólica Praias de Morgado (3)	51	(15)	—	—	—	(12)	—	(24)	—
Amazônia Energia (Belo Monte plant)	867	80	—	—	69	—	—	(3)	1,013
Aliança Norte (Belo Monte plant)	577	44	—	—	43	—	—	—	664
Ativas Data Center	17	(1)	—	—	—	—	—	—	16
Taesa (1)	1,101	225	—	(208)	—	—	—	25	1,143
Renova	282	(282)	—	—	—	—	—	—	—
Aliança Geração	1,242	65	—	(90)	—	—	—	—	1,217
Retiro Baixo	158	10	—	(3)	6	—	—	—	171
UFV Janaúba Geração de Energia Elétrica Distribuída	—	—	—	—	9	—	—	—	9
Total of investments	7,792	(104)	(119)	(354)	511	(37)	(1,828)	(626)	5,235
(1)	Others arises from first adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the Income statement. The column Reclassification to ” held for sale” includes the effect of the reclassification of the investment in Light, Axxiom, Lightger, Guanhães and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.
(2)	Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December, 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December 31, 2018 as Impairment loss on Investments.
(3)	Arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible.
(4)	In October 2018 the Company subscribed capital increases in Mesa and FIP Melbourne, of R$25 and R$26, respectively. These funds were entirely applied in capital contributions to Santo Antônio Energia S.A. (‘Saesa’ or ‘Santo Antônio Hydroelectric Plant’).

Schedule of changes in dividends receivable

Changes in dividends receivable are as follows:

	2020	2019
Opening balances	186	119
Dividends proposed by investees	399	285
Elimination of dividends due to business combination	(1)	—
Dividends proposed by investee classified as held for sale	—	73
Adjustment of dividends proposed by investee classified as held for sale	(1)	—
Withholding income tax on Interest on equity	(8)	(8)
Amounts received	(387)	(283)
Ending balances	188	186

Schedule of subsidiaries and jointly controlled entities percentage by the company's ownership interest
c)	Main information on the subsidiaries, jointly-controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:
Investee	Number of shares	2020			2019			01/01/2019
		Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	4,000	5,842	100.00	2,600	5,348	100.00	2,600	5,125
Madeira Energia (Santo Antônio plant)	12,034,025,147	15.51	10,620	2,259	15.51	10,620	3,705	15.51	10,620	4,657
Hidrelétrica Cachoeirão	35,000,000	49.00	35	110	49.00	35	110	49.00	35	100
Guanhães Energia	548,626,000	49.00	549	268	49.00	549	268	49.00	396	228
Hidrelétrica Pipoca	41,360,000	49.00	41	73	49.00	41	63	49.00	41	63
Baguari Energia (1)	26,157,300,278	69.39	187	229	69.39	187	227	69.39	187	234
Central Eólica Praias de Parajuru	70,560,000	100.00	71	107	100.00	72	89	100.00	72	80
Central Eólica Volta do Rio	117,230,000	100.00	117	171	100.00	139	58	100.00	139	84
Lightger	79,078,937	49.00	79	106	49.00	79	95	49.00	79	86
Aliança Norte (Belo Monte plant)	41,923.360.811	49.00	1,209	1,189	49.00	1,208	1,266	49.00	1,206	1,247
Amazônia Energia (Belo Monte plant) (1)	1,322,597,723	74.50	1,323	1,296	74.50	1,323	1,380	74.50	1,322	1,359
Aliança Geração	1,291,500	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	325	49.90	225	300	49.90	223	278
Renova (1) (2)	41,719,724	36.23	2,961	(1,108)	36.23	2,961	(1,130)	36.23	2,919	(76)
Usina Hidrelétrica Itaocara S.A.	71,708,500	49.00	72	(60)	49.00	69	(45)	49.00	22	10
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,452	100.00	1,291	1,408	100.00	1,291	1,396
Cemig Ger.Salto Grande S.A	405,267,607	100.00	405	455	100.00	405	446	100.00	405	440
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	180	100.00	151	184	100.00	151	179
Cemig Geração Camargos S.A.	113,499,102	100.00	113	144	100.00	113	136	100.00	113	132
Cemig Geração Sul S.A.	148,146,505	100.00	148	174	100.00	148	179	100.00	148	176
Cemig Geração Leste S.A.	100,568,929	100.00	101	127	100.00	101	127	100.00	101	121
Cemig Geração Oeste S.A.	60,595,484	100.00	61	84	100.00	61	73	100.00	61	70
Rosal Energia S.A.	46,944,467	100.00	47	127	100.00	47	128	100.00	47	125
Sá Carvalho S.A.	361,200,000	100.00	37	115	100.00	37	124	100.00	37	94
Horizontes Energia S.A.	39,257,563	100.00	39	55	100.00	39	57	100.00	39	55
Cemig PCH S.A.	45,952,000	100.00	46	90	100.00	46	98	100.00	46	93
Cemig Geração Poço Fundo S.A.	1,402,000	100.00	1	4	100.00	1	4	100.00	17	18
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	—	57	100.00	—	28	100.00	—	27
Cemig Comercializadora de Energia Incentivada S.A. (3)	—	—	—	—	100.00	1	3	100.00	1	3
Cemig Trading S.A.	1,000,000	100.00	1	30	100.00	1	31	100.00	1	28
Cemig Distribuição	2,359,113,452	100.00	5,372	6,022	100.00	5,372	4,708	100.00	2,772	4,708
TAESA	1,033,496,721	21.68	3,042	6,026	21.68	3,042	4,927	21.68	3,042	4,572
Ativas Data Center	456,540,718	19.60	182	86	19.60	182	82	19.60	182	84
Gasmig	409,255,483	99.57	665	1,079	99.57	665	988	99.57	665	1,001
Cemig Geração Distribuída (4)	—	—	—	—	100.00	—	11	100.00	—	3
LEPSA	—	—	—	—	—	—	—	100.00	406	447
RME	—	—	—	—	—	—	—	100.00	403	423
Cemig Sim (Efficientia) (5)	24,431,845	100.00	24	94	100.00	15	17	100.00	15	18
Companhia de Transmissão Centroeste de Minas (6)	28,000,000	51.00	28	118	51.00	28	47	51.00	28	39
Axxiom Soluções Tecnológicas	65,165,000	49.00	65	9	49.00	58	27	49.00	47	17
UFV Janaúba Geração de Energia Elétrica Distribuída	18,509,900	49.00	19	22	—	—	—	—	—	—
UFV Corinto Geração de Energia Elétrica Distribuída	18,000,000	49.00	18	20	—	—	—	—	—	—
UFV Manga Geração de Energia Elétrica Distribuída	21,235,933	49.00	21	24	—	—	—	—	—	—
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	13,197,187	49.00	13	13	—	—	—	—	—	—
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	25,471,844	49.00	25	26	—	—	—	—	—	—
UFV Lontra Geração de Energia Elétrica Distribuída	29,010,219	49.00	29	29	—	—	—	—	—	—
UFV Mato Verde Geração de Energia Elétrica Distribuída	11,030,391	49.00	11	12	—	—	—	—	—	—
UFV Mirabela Geração de Energia Elétrica Distribuída	9,320,875	49.00	9	9	—	—	—	—	—	—
UFV Porteirinha I Geração de Energia Elétrica Distribuída	12,348,392	49.00	12	13	—	—	—	—	—	—
UFV Porteirinha II Geração de Energia Elétrica Distribuída	11,702,733	49.00	12	12	—	—	—	—	—	—
(1)	Jointly-control under a Shareholders’ Agreement.
(2)	In view of Renova’s negative net equity, the Company reduced to zero the carrying value of its equity interests in this investee, at December 31, 2018. Renova adjusted its equity interest in the joint-venture Brasil PCH and recognized adjustments in its financial statements related to shares in profits and losses arising from this investee from the year of 2018, which resulted in restatement of its financial statements of December 31, 2019.
(3)	On October 1, 2020, Cemig GT completed the merger of its subsidiary Cemig Comercializadora de Energia Incentivada S.A., at book value, with consequent extinction of this investee, and the Cemig GT becoming its successor in all its assets, rights and obligations.
(4)	On October 19, 2020, the Cemig Geração Distribuída was merged with the Company, at book value, with consequent extinction of this investee, and the Company becoming its successor in all its assets, rights and obligations.
(5)	On April 14, 2020, the minute of the Annual General Meeting that decided about changes in this subsidiary’s By-laws was registered in the commercial registry authority, changing the name of this subsidiary to Cemig Soluções Inteligentes em Energia S.A.-CEMIG SIM.
(6)	On January 13, 2020, the Company concluded acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste.

Schedule of direct and indirect equity interests

On December 31, 2020, the Company had indirect equity interests in the following investees:

	2020 and 2019 (1)
	Direct interest %	Indirect interest %
Amazônia	74.50%	5.76%
LightGer	49.00%	11.52%
Guanhães	49.00%	11.52%
Axxiom	49.00%	11.52%
UHE Itaocara	49.00%	11.52%
(1)	After selling the shares held in Light, on January 22, 2021, the Company no longer holds the indirect interest above.

Schedule of summarized financial information of the company's equity investees

The main balances for the affiliated and jointly-controlled entities, at December 31, 2020, 2019 and 2018, are as follows:

2020	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	3	39	2,360	20	103	30
Cash and cash equivalents	2	12	896	3	80	26
Non-current	10	104	11,745	21	129	80
Total assets	13	143	14,105	41	232	110

Liabilities
Current	73	39	841	25	72	2
Loans and financings – Current	—	27	121	7	9	—
Non-current	—	18	7,238	7	54	—
Loans and financings – Non-Current	—	16	923	1	54	—
Equity	(60)	86	6,026	9	106	108
Total liabilities and equity	13	143	14,105	41	232	110

Statement of income
Net sales revenue	—	94	3,561	41	52	34
Cost of sales	(13)	(78)	(1,048)	(38)	(9)	(15)
Depreciation and amortization	—	(15)	(7)	(2)	(11)	(3)
Gross profit (loss)	(13)	16	2,513	3	43	19
General and administrative expenses	—	(8)	(153)	(5)	(1)	—
Finance income	—	—	39	—	2	1
Finance expenses	(5)	(3)	(514)	(1)	(16)	—
Operational profit (loss)	(18)	5	1,885	(3)	28	20
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	834	—	—	—
Income tax and social contribution tax	—	(2)	(456)	—	(2)	(1)
Net income (loss) for the year	(18)	3	2,263	(3)	26	19

Comprehensive income (loss) for the year	(18)	3	2,263	(3)	26	19
2020	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Renova	Madeira Energia
Assets
Current	21	87	—	13	—	998	945
Cash and cash equivalents	8	74	—	6	—	29	263
Non-current	89	331	1,189	405	1,296	1,299	21,370
Total assets	110	418	1,189	418	1,296	2,297	22,315

Liabilities
Current	17	30	—	27	—	725	1,150
Loans and financings – Current	7	14	—	12	—	380	108
Non-current	20	63	—	123	—	2,680	18,906
Loans and financings – Non-Current	20	55	—	106	—	1,083	4,902
Equity	73	325	1,189	268	1,296	(1,108)	2,259
Total liabilities and equity	110	418	1,189	418	1,296	2,297	22,315

Statement of income
Net sales revenue	33	73	—	49	—	70	3,200
Cost of sales	(6)	(29)	—	(36)	—	(46)	(2,720)
Depreciation and amortization	(3)	(11)	—	(17)	—	(7)	(869)
Gross profit (loss)	27	44	—	13	—	24	480
General and administrative expenses	(1)	(4)	(1)	—	—	(122)	(82)
Finance income	—	2	—	—	—	—	258
Finance expenses	(2)	(6)	—	(10)	—	26	(2,112)
Operational profit (loss)	24	36	(1)	3	—	(72)	(1,456)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	(77)	—	(84)	95	—
Income tax and social contribution tax	(2)	(3)	—	(2)	—	(1)	10
Net income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

Comprehensive income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)
2020	Baguari Energia	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II
Assets
Current	63	805	3	2	1	—
Cash and cash equivalents	10	385	2	1	—	—
Non-current	209	2,461	19	18	23	13
Total assets	272	3,266	22	20	24	13

Liabilities
Current	22	503	—	—	—	—
Loans and financings – Current	—	19	—	—	—
Non-current	21	905	—	1	2	—
Loans and financings – Non-Current	—	261	—	—	—	—
Equity	229	1,858	22	19	22	13
Total liabilities and equity	272	3,266	22	20	24	13

Statement of income
Net sales revenue	73	1,042	—	3	3	—
Cost of sales	(30)	(580)	3	—	—	—
Depreciation and amortization	(11)	(154)	(1)	(1)	(1)	—
Gross profit (loss)	43	462	3	3	3	—
General and administrative expenses	5	(47)	—	(1)	(2)	—
Finance income	2	28	—	—	—	—
Finance expenses	(1)	(63)	—	—	—	—
Operational profit (loss)	49	380	3	2	1	—
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	—	—	—	—
Income tax and social contribution tax	(17)	(126)	—	—	—	—
Net income (loss) for the year	32	254	3	2	1	—

Comprehensive income (loss) for the year	32	254	3	2	1	—

2020	UFV Lagoa Grande	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II
Assets
Current	2	—	1	—	1	—
Cash and cash equivalents	1	—	—	—	—	—
Non-current	24	29	11	9	12	12
Total assets	26	29	12	9	13	12

Liabilities
Current	—	1	—	—	—	—
Non-current	—	1	—	—	—	—
Equity	26	27	12	9	13	12
Total liabilities and equity	26	29	12	9	13	12

Statement of income
Net sales revenue	2	—	—	1	—	—
Cost of sales	—	(1)	—	—	—	—
Gross profit (loss)	2	(1)	—	1	—	—
General and administrative expenses	(1)	(1)	—	—	—	(1)
Operational profit (loss)	1	(2)	—	1	—	(1)
Income tax and social contribution tax	—	—	—	—	—	1
Net income (loss) for the year	1	(2)	—	1	—	—

Comprehensive income (loss) for the year	1	(2)	—	1	—	—
2019	Centroeste	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	29	33	3,568	34	35	11	68	1
Cash and cash equivalents	27	8	83	7	30	2	56	1
Non-current	35	107	7,662	26	82	89	343	1,266
Total assets	64	140	11,230	60	117	100	411	1,267

Liabilities
Current	6	24	996	28	7	11	34	1
Loans and financings – Current	3	13	10	8	—	7	14	—
Non-current	11	34	5,307	5	—	26	77	—
Loans and financings – Non-Current	8	31	4,159	—	—	26	68	—
Equity	47	82	4,927	27	110	63	300	1,266
Total liabilities and equity	64	140	11,230	60	117	100	411	1,267

Statement of income
Net sales revenue	17	83	1,795	53	38	30	70	—
Cost of sales	(5)	(75)	(574)	(54)	(17)	(15)	(30)	—
Depreciation and amortization	(1)	(18)	(5)	(2)	(3)	(3)	(9)	—
Gross profit (loss)	12	8	1,221	(1)	21	15	40	—
General and administrative expenses	(2)	(7)	(122)	(11)	—	—	(4)	(2)
Finance income	2	—	97	—	1	—	3	—
Finance expenses	(2)	(3)	(356)	(2)	—	(3)	(8)	—
Operational profit (loss)	10	(2)	840	(14)	22	12	31	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	306	—	—	—	—	19
Income tax and social contribution tax	(1)	—	(144)	5	(2)	(1)	(3)	—
Net income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
			—
Comprehensive income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
2019	Amazônia Energia	Madeira Energia	Baguari Energia	Renova (restated)	Lightger	Guanhães Energia	Aliança Geração
Assets
Current	—	750	60	21	87	11	935
Cash and cash equivalents	—	78	9	5	69	5	435
Non-current	1,380	21,680	187	2,269	124	419	2,409
Total assets	1,380	22,430	247	2,330	211	430	3,344
						—
Liabilities						—
Current	1	1,177	16	2,928	53	27	610
Loans and financings – Current	—	73	—	1,507	9	12	161
Non-current	—	17,548	4	493	63	136	876
Loans and financings – Non-Current	—	10,925	—	55	63	127	276
Equity	1,379	3,705	227	(1,130)	95	267	1,858
Total liabilities and equity	1,380	22,430	247	2,291	211	430	3,344

Statement of income
Net sales revenue	—	3,198	68	98	50	51	1,103
Cost of sales	—	(2,508)	(23)	(66)	(27)	(38)	(681)
Depreciation and amortization	—	(869)	(9)	(9)	(11)	(14)	(151)
Gross profit (loss)	—	690	45	32	23	13	422
General and administrative expenses	—	(99)	—	(660)	(2)	(5)	(31)
Finance income	—	131	4	3	4	1	39
Finance expenses	—	(1,683)	(1)	(448)	(7)	(9)	(90)
Operational profit (loss)	—	(961)	48	(1,073)	18	—	340
Share of (loss) profit, net, of subsidiaries and joint ventures	20		—	66	—	—
Income tax and social contribution tax	—	10	(16)	(7)	(3)	(2)	(111)
Net income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

Comprehensive income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229
2018	Centroeste	Ativas Data Center	Taesa	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	19	17	1,927	23	12	47	—
Cash and cash equivalents	—	1	21	18	4	36	—
Non-current	36	106	6,689	85	95	354	1,247
Total assets	55	123	8,616	108	107	401	1,247

Liabilities
Current	6	23	647	8	11	32	—
Loans and financings – Current	3	9	11	—	7	14	—
Non-current	10	16	3,397	—	33	91	—
Loans and financings – Non-Current	10	13	410	—	33	82	—
Equity	39	84	4,572	100	63	278	1,247
Total liabilities and equity	55	123	8,616	108	107	401	1,247

Statement of income
Net sales revenue	14	70	1,635	50	29	71	—
Cost of sales	(1)	(72)	(362)	(29)	(12)	(29)	—
Depreciation and amortization	—	—	—	(3)	(3)	(10)	—
Gross profit (loss)	13	(2)	1,273	21	17	42	—
General and administrative expenses	—	(16)	(144)	—	—	(4)	(3)
Finance income	1	—	63	1	—	2	1
Finance expenses	(3)	(3)	(274)	—	(4)	(11)	(1)
Operational profit (loss)	11	(21)	918	22	13	29	(3)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	301	—	—	—	97
Income tax and social contribution tax	(1)	—	(147)	(2)	(1)	(3)	—
Net income (loss) for the year	10	(21)	1,072	20	12	26	94

Comprehensive income (loss) for the year	10	(21)	1,072	20	12	26	94
2018	Amazônia Energia	Madeira Energia	Baguari Energia	Renova (restated)	Aliança Geração
Assets
Current	—	618	44	1,738	791
Cash and cash equivalents	—	69	8	15	381
Non-current	1,360	22,453	201	867	2,440
Total assets	1,360	23,071	245	2,605	3,231

Liabilities
Current	1	1,281	7	2,195	564
Loans and financings – Current	—	53	—	349	168
Non-current	—	17,134	5	510	809
Loans and financings – Non-Current	—	10,220	—	64	348
Equity	1,359	4,656	233	(100)	1,858
Total liabilities and equity	1,360	23,071	245	2,605	3,231

Statement of income
Net sales revenue	—	3,006	74	710	984
Cost of sales	—	(2,689)	(31)	(834)	(599)
Depreciation and amortization	—	(887)	(9)	(10)	(153)
Gross profit (loss)	—	317	43	(124)	385
General and administrative expenses	(1)	(195)	—	(458)	(31)
Finance income	2	128	3	3	33
Finance expenses	(2)	(1,881)	(1)	(320)	(89)
Operational profit (loss)	(1)	(1,631)	45	(899)	298
Share of (loss) profit, net, of subsidiaries and joint ventures	105	—	—	49	—
Income tax and social contribution tax	(1)	(112)	(4)	(6)	(100)
Net income (loss) for the year	103	(1,743)	41	(856)	198
		—		—
Comprehensive income (loss) for the year	103	(1,743)	41	(856)	198

Schedule of restatement of prior holding in subsidiaries acquired

The fair value of the net assets acquired and the remeasurement of the previously held interest, which impacts were recognized in 2020, are as follows:

Centroeste
Fair value on the acquisition date	120
Equity interest held by the Company before the acquisition of control	51%
Previously held interest at fair value on the date control was obtained	61
Carrying value of the investment	(24)
Remeasurement of previously held equity interest in subsidiaries acquired	37

Schedule of remeasurement of interest previously held in subsidiaries at fair value

The fair value of interest acquired in relation to cash consideration is as follows:

Centroeste
Cash consideration paid for 49% of the equity of Centroeste	45
Previously held interest, valued at fair value on the acquisition date – 51%	61
Bargain purchase	14
Total	120

Schedule of fair value of interest acquired, and remeasurement of previous equity interest in subsidiaries

The fair value of the assets and liabilities acquired at the acquisition date, is as follows:

Assets	Fair value	Liabilities	Fair value
Current	29	Current	6
Cash and cash equivalents	27	Loans and financings	3
Other current assets	2	Interest on equity and dividends payable	2
Non-current	108	Other current liabilities	1
Contract assets	108	Non-current	11
		Loans and financings	8
		Provisions	3
		Fair value of net identifiable assets	120

Schedule of recognized in profit or loss

Regarding the adjustments mentioned above, the total amounts recognized in profit or loss in 2020 arising from the acquisition of Centroeste’s equity interest of 49% is as follows:

Centroeste
Gain on remeasurement of previously held equity interest in the subsidiaries acquired (51%)	37
Bargain purchase – gain arising from the acquisition of the additional equity interest of 49%	14
Total	51

Schedule of acquisition-date fair values of the identifiable assets and liabilities and other related information

The acquisition-date fair values of the identifiable assets and liabilities and other related information are presented below:

Entity	Generation Capacity (MW)	Generation Capacity (MWp)	Acquisition date	Net fair value of the identifiable assets and liabilities – Cemig Sim shareholding (49%)	Transaction price - R$	Bargain purchase /Loss
Corinto	5	5.28	19/08/2020	9	9	—
Manga	5	6.34	30/09/2020	11	10	1
Bonfinópolis	2.5	3.45	25/11/2020	6	6	—
Lagoa Grande	5	7.33	25/11/2020	15	12	3
Lontra	5	6.38	25/11/2020	17	14	3
Mato Verde	2.5	3.23	25/11/2020	6	5	1
Mirabela	2	2.59	25/11/2020	4	5	(1)
Porteirinha	2.5	3.23	25/11/2020	6	6	—
Porteirinha II	2.5	3.23	25/11/2020	6	6	—
Total	32	41.06	—	80	73	7